Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities
Schedule of net external debt

	At December 31,
	2017	2016
	$m	$m
Loan notes	10,064	9,561
Term loan	—	660
Other borrowings	12	11
Total borrowings	10,076	10,232
Cash and cash equivalents	(823)	(818)
Derivative financial instruments used to hedge foreign currency and interest rate risk	301	(131)
Net debt	9,554	9,283

Schedule of net debt and available liquidity

At December 31, 2017, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	$m	$m
		currency			currency
		m			m
Liabilities guaranteed by the ARD Finance Group
7.125%/7.875% Senior Secured Toggle Notes	USD	770	15-Sep-23	Bullet	770	770	—
6.625%/7.375% Senior Secured Toggle Notes	EUR	845	15-Sep-23	Bullet	845	1,013	—
Liabilities guaranteed by the Ardagh Group
2.750% Senior Secured Notes	EUR	750	15-Mar-24	Bullet	750	899	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	1,000	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	528	—
4.250% Senior Secured Notes	USD	715	15-Sep-22	Bullet	715	715	—
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	541	—
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,696	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,650	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	899	—
6.000% Senior Notes	USD	440	30-Jun-21	Bullet	440	440	—
Global Asset Based Facility	USD	813	07-Dec-22	Revolving	—	—	813
Finance lease obligations	GBP/EUR			Amortizing	—	8	—
Other borrowings / credit lines	EUR	4		Amortizing	—	4	1
Total borrowings / undrawn facilities						10,163	814
Deferred debt issue costs and bond premiums						(87)	—
Net borrowings / undrawn facilities						10,076	814
Cash and cash equivalents						(823)	823
Derivative financial instruments used to hedge foreign currency and interest rate risk						301	—
Net debt / available liquidity						9,554	1,637

At December 31, 2016, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	$m	$m
		currency			currency
		m			m
Liabilites guaranteed by the Ard Finance Group
7.125%/7.875% Senior Secured Toggle Notes	USD	770	15-Sep-23	Bullet	770	770	—
6.625%/7.375% Senior Secured Toggle Notes	EUR	845	15-Sep-23	Bullet	845	890	—
Liabilities guaranteed by the Ardagh Group
4.250% First Priority Senior Secured Notes	EUR	1,155	15-Jan-22	Bullet	1,155	1,217	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	1,000	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	464	—
First Priority Senior Secured Floating Rate Notes	USD	1,110	15-Dec-19	Bullet	1,110	1,110	—
Senior Secured Floating Rate Notes	USD	500	15-May-21	Bullet	500	500	—
6.000% Senior Notes	USD	440	30-Jun-21	Bullet	440	440	—
6.250% Senior Notes	USD	415	31-Jan-19	Bullet	415	415	—
6.750% Senior Notes	USD	415	31-Jan-21	Bullet	415	415	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,650	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	791	—
Term Loan B Facility	USD	663	17-Dec-21	Amortizing	663	663	—
HSBC Securitization Program	EUR	102	14-Jun-18	Revolving	—	—	108
Bank of America Facility	USD	155	11-Apr-18	Revolving	—	—	155
Finance lease obligations	GBP/EUR			Amortizing	7	7	—
Other borrowings / credit lines	EUR	4		Amortizing	3	3	1
Total borrowings / undrawn facilities						10,335	264
Deferred debt issue costs and bond discount						(103)	—
Net borrowings / undrawn facilities						10,232	264
Cash and cash equivalents						(818)	818
Derivative financial instruments used to hedge foreign currency and interest rate risk						(131)	—
Net debt / available liquidity						9,283	1,082

Schedule of movement in net debt

	2017	2016
	$m	$m
Net increase in cash and cash equivalents per consolidated statement of cash flows	(5)	(215)
Increase in net borrowings and derivative financial instruments	276	3,129
Increase in net debt	271	2,914
Net debt at January 1,	9,283	6,369
Net debt at December 31,	9,554	9,283

Schedule of maturity analysis of borrowings

	At December 31,
	2017	2016
	$m	$m
Within one year or on demand	2	8
Between one and two years	1	8
Between two and five years	1,154	3,512
Greater than five years	8,919	6,704
	10,076	10,232

Schedule of contracted undiscounted cash flows

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2017	$m	$m	$m
Within one year or on demand	578	2	1,991
Between one and two years	578	84	—
Between two and five years	2,846	66	—
Greater than five years	9,748	151	—

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2016	$m	$m	$m
Within one year or on demand	585	8	1,632
Between one and two years	585	—	—
Between two and five years	4,980	—	—
Greater than five years	7,484	—	—

Schedule of carrying amount and fair value of borrowings

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	bond premium	Total	Fair value
At December 31, 2017	$m	$m	$m	$m
Loan notes	10,151	(87)	10,064	10,686
Finance leases	8	—	8	8
Bank loans, overdrafts and revolving credit facilities	4	—	4	4
	10,163	(87)	10,076	10,698

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	bond discount	Total	Fair value
At December 31, 2016	$m	$m	$m	$m
Loan notes	9,662	(101)	9,561	9,885
Term loan	663	(2)	661	669
Finance leases	7	—	7	7
Bank loans, overdrafts and revolving credit facilities	3	—	3	3
	10,335	(103)	10,232	10,564

Schedule of effective interest rates

	2017			2016
	USD	EUR	GBP	USD	EUR	GBP
7.125% / 7.875% Senior Secured Toggle Notes	7.49%	—	—	7.57%	—	—
6.625% / 7.375% Senior Secured Toggle Notes	—	7.03%	—	—	7.05%	—
2.750% Senior Secured Notes due 2024	—	2.92%	—	—	—	—
4.625% Senior Secured Notes due 2023	5.16%	—	—	5.18%	—	—
4.125% Senior Secured Notes due 2023	—	4.63%	—	—	4.66%	—
4.250% Senior Secured Notes due 2022	4.51%	—	—	—	—	—
4.250% First Priority Senior Secured Notes due 2022	—	—	—	—	4.52%	—
First Priority Senior Secured Floating Rate Notes due 2019	—	—	—	3.49%	—	—
Senior Secured Floating Rate Notes due 2022	—	—	—	4.26%	—	—
4.750% Senior Notes due 2027	—	—	4.99%	—	—	—
6.000% Senior Notes due 2025	6.14%	—	—	—	—	—
7.250% Senior Notes due 2024	7.72%	—	—	7.74%	—	—
6.750% Senior Notes due 2024	—	7.00%	—	—	7.01%	—
6.000% Senior Notes due 2021	6.38%	—	—	6.38%	—	—
6.750% Senior Notes due 2021	—	—	—	7.45%	—	—
6.250% Senior Notes due 2019	—	—	—	7.25%	—	—
USD Term Loan B Facility due 2021	—	—	—	4.16%	—	—

Schedule of net borrowings in denominated currencies

	At December 31,
	2017	2016
	$m	$m
Euro	3,322	3,338
U.S. dollar	6,216	6,892
British pound	538	2
	10,076	10,232

Schedule of undrawn borrowing facilities

	At December 31,
	2017	2016
	$m	$m
Expiring within one year	1	1
Expiring beyond one year	813	263
	814	264

Schedule of fair value of financial instruments

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$m	$m	$m	$m
Fair Value Derivatives
Metal forward contracts	17	197	—	—
Cross currency interest rate swaps	—	—	301	3,107
Forward foreign exchange contracts	4	179	1	52
NYMEX gas swaps	—	—	1	20
Carbon futures	2	10	—	—
At December 31, 2017	23	386	303	3,179

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$m	$m	$m	$m
Fair Value Derivatives
Metal forward contracts	9	197	—	—
Cross currency interest rate swap	131	1,580	—	—
Forward foreign exchange contracts	—	—	8	206
NYMEX gas swaps	2	16	—	—
Carbon futures	1	2	—	—
At December 31, 2016	143	1,795	8	206